5. SHARE PURCHASE WARRANTS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Shares outstanding	4,950,000	3,950,000
Shares granted	1,000,000
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84
Weighted average exercise price of share granted	$ 0.20
Warrant [Member]
Shares outstanding	1,717,000	1,050,000
Weighted average exercise price of share outstanding	$ 0.85	$ 0.75
Warrant [Member] | PrivatePlacementMember
Shares granted	667,000
Weighted average exercise price of share granted	$ 1.00